Shareholder's Equity (Details Narrative) (USD $)	4 Months Ended	6 Months Ended
	May 21, 2014	Jun. 30, 2014
Equity [Abstract]
Stock options, vesting terms		Of the total stock options, 400,000 vest equally over the next four years and 200,000 vest equally over the next two years.
Fair value of options, date of grant		$ 400,087
Fair value assumptions, expected lives		4.25 (four-year vesting) and 3.75 years (two-year vesting)
Fair value assumptions, risk-free interet rate		1.92%
Fair value assumptions, dividend yield		0.00%
Fair value assumptions, expected volatility		195.00%
Stock-based compensation expense	0	11,088
Intrinsic value of outstanding options		$ 0
Common Stock, shares authorized	10,000,000	50,000,000
Common Stock, par value per share	$ 0.001	$ 0.001